Quarterly Report
July 31, 2024
MFS®  Lifetime®  2040 Fund
ML4-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 17.4%
MFS Emerging Markets Debt Fund - Class R6	1,734,237	$20,845,527
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,549,099	13,867,098
MFS Global Opportunistic Bond Fund - Class R6	2,566,828	20,842,647
MFS High Income Fund - Class R6	8,989,914	27,688,935
MFS Inflation-Adjusted Bond Fund - Class R6	3,958,520	36,299,626
MFS Total Return Bond Fund - Class R6	1,854,748	17,712,842
		$137,256,675
International Stock Funds – 21.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	308,826	$4,348,277
MFS Blended Research International Equity Fund - Class R6	5,072,262	69,439,263
MFS Emerging Markets Equity Fund - Class R6	124,528	4,375,931
MFS International Growth Fund - Class R6	468,918	20,576,105
MFS International Intrinsic Value Fund - Class R6	492,098	20,746,853
MFS International New Discovery Fund - Class R6	532,043	17,802,157
MFS Research International Fund - Class R6	1,176,913	28,069,368
		$165,357,954
Non-Traditional Funds – 8.2%
MFS Commodity Strategy Fund - Class R6	9,096,116	$31,927,367
MFS Global Real Estate Fund - Class R6	1,891,096	32,470,126
		$64,397,493
U.S. Stock Funds – 51.1%
MFS Blended Research Core Equity Fund - Class R6	949,930	$36,182,837
MFS Blended Research Growth Equity Fund - Class R6	1,519,597	35,984,046
MFS Blended Research Mid Cap Equity Fund - Class R6	4,808,407	72,606,941
MFS Blended Research Small Cap Equity Fund - Class R6	996,689	16,455,336
MFS Blended Research Value Equity Fund - Class R6	2,366,939	40,095,951
MFS Growth Fund - Class R6	170,583	36,086,804
MFS Mid Cap Growth Fund - Class R6 (a)	1,125,733	35,944,666
MFS Mid Cap Value Fund - Class R6	1,045,755	36,371,365
MFS New Discovery Fund - Class R6 (a)	257,916	8,101,141
MFS New Discovery Value Fund - Class R6	426,538	8,227,920
MFS Research Fund - Class R6	602,390	36,269,884
MFS Value Fund - Class R6	766,322	40,224,231
		$402,551,122
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	17,946,418	$17,948,213
Total Investment Companies		$787,511,457

Other Assets, Less Liabilities – 0.0%		221,398
Net Assets – 100.0%		$787,732,855
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $787,511,457.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$787,511,457	$—	$—	$787,511,457
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$35,191,012	$261,779	$2,870,683	$609,291	$2,991,438	$36,182,837
MFS Blended Research Emerging Markets Equity Fund	4,565,214	54,944	586,091	78,514	235,696	4,348,277
MFS Blended Research Growth Equity Fund	35,645,023	728,261	4,640,743	1,747,021	2,504,484	35,984,046
MFS Blended Research International Equity Fund	68,961,378	626,586	5,704,326	631,225	4,924,400	69,439,263
MFS Blended Research Mid Cap Equity Fund	69,979,392	1,169,480	4,017,346	553,821	4,921,594	72,606,941
MFS Blended Research Small Cap Equity Fund	15,715,434	407,333	1,426,358	78,827	1,680,100	16,455,336
MFS Blended Research Value Equity Fund	39,002,064	595,078	1,862,933	162,093	2,199,649	40,095,951
MFS Commodity Strategy Fund	32,497,689	835,227	607,658	(165,197)	(632,694)	31,927,367
MFS Emerging Markets Debt Fund	19,779,366	1,226,204	622,668	(143,275)	605,900	20,845,527
MFS Emerging Markets Debt Local Currency Fund	13,032,201	962,086	353,852	(72,314)	298,977	13,867,098
MFS Emerging Markets Equity Fund	4,529,245	51,958	506,208	51,970	248,966	4,375,931
MFS Global Opportunistic Bond Fund	19,718,985	1,124,207	588,148	(101,803)	689,406	20,842,647
MFS Global Real Estate Fund	31,127,660	606,642	2,415,751	86,997	3,064,578	32,470,126
MFS Growth Fund	35,506,550	857,692	3,900,769	1,365,706	2,257,625	36,086,804
MFS High Income Fund	26,541,132	1,522,138	912,374	(95,486)	633,525	27,688,935
MFS Inflation-Adjusted Bond Fund	34,954,296	1,716,239	1,320,396	(299,985)	1,249,472	36,299,626
MFS Institutional Money Market Portfolio	18,000,995	3,793,640	3,848,130	(272)	1,980	17,948,213
MFS International Growth Fund	20,256,523	136,806	1,387,618	99,114	1,471,280	20,576,105
MFS International Intrinsic Value Fund	20,437,608	356,410	1,569,983	73,571	1,449,247	20,746,853
MFS International New Discovery Fund	17,662,935	184,857	1,179,772	61,661	1,072,476	17,802,157
MFS Mid Cap Growth Fund	34,434,479	908,800	1,171,956	32,155	1,741,188	35,944,666
MFS Mid Cap Value Fund	35,187,407	694,320	2,444,431	231,665	2,702,404	36,371,365
MFS New Discovery Fund	7,820,859	192,896	509,601	17,586	579,401	8,101,141
MFS New Discovery Value Fund	7,956,790	244,752	744,754	56,801	714,331	8,227,920
MFS Research Fund	35,039,295	447,009	2,020,042	224,185	2,579,437	36,269,884
MFS Research International Fund	27,427,943	442,838	1,647,111	101,925	1,743,773	28,069,368
MFS Total Return Bond Fund	17,184,508	593,087	758,101	(94,686)	788,034	17,712,842
MFS Value Fund	39,063,682	886,602	2,300,319	94,124	2,480,142	40,224,231
	$767,219,665	$21,627,871	$51,918,122	$5,385,234	$45,196,809	$787,511,457
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$377,474	$—
MFS Emerging Markets Debt Local Currency Fund	198,766	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	170,035	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	55,833	32,552
MFS High Income Fund	452,783	—
MFS Inflation-Adjusted Bond Fund	596,567	—
MFS Institutional Money Market Portfolio	245,874	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	36,069	14,820
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	190,670	—
MFS Value Fund	197,841	—
	$2,521,912	$47,372
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